Obligation Related to the Letter of Credit (Details Textual) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended
	Aug. 06, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 14, 2013 Warrant [Member]	Mar. 06, 2013 Warrant [Member]	Sep. 30, 2013 Mr Antoline [Member]	Jun. 14, 2013 Mr Antoline [Member]	Mar. 31, 2013 Mr Antoline [Member]	Mar. 15, 2013 Letter of Credit [Member] Mpr Associates [Member]	Feb. 25, 2013 Letter of Credit [Member] Mpr Associates [Member]
Obligation Related to the Letter of Credit		$ 0		$ 377,695			$ 377,695				$ 600,000
Debt Instrument, Maturity Date											Sep. 30, 2013
Draws on Letter of Credit										300,000
Class of Warrant or Right, Outstanding						1,100,000			1,100,000
Debt Instrument, Interest Rate, Effective Percentage								10.00%
Warrant term	5 years	5 years	5 years		5 years
Issuance of Warrants Value To Purchase Common Stock					250,000
Warrants Exercise Price					$ 1.10
Reduced Balance Due In Sale Of Lease Unit							$ 238,695